Stockholders' Equity - Pre-Funded Series D Warrant Exercises - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 21, 2018
Stockholders Equity Note [Line Items]
Warrants exercised	11,285	6,536	1
Pre-Funded Series D Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants exercised		5,379
Pre-Funded Series D Warrants [Member] | Maximum [Member]
Stockholders Equity Note [Line Items]
Maximum offering and selling of stock and securities that entity make to raise capital				$ 100.0